OTHER ASSETS	6 Months Ended
Jun. 30, 2023
Subclassifications of assets, liabilities and equities [abstract]
OTHER ASSETS	OTHER ASSETS

(US$ MILLIONS)	June 30, 2023	December 31, 2022
Current
Work in progress (1)	$513	$435
Prepayments and other assets	490	391
Assets held for sale	9	300
Total current	$1,012	$1,126
Non-current
Prepayments and other assets	$395	$340
Total non-current	$395	$340
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(1)See Note 16 for additional information.